DEBT - Outstanding PPP and other governmental loans arrangements (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total PPP and other governmental loans		$ 2,253	$ 4,331
Less: current portion of PPP and other governmental loans	$ (477)	(338)
Total PPP and other governmental loans, net of current portion	$ 1,788	1,915	4,331
HASCAP
Debt Instrument [Line Items]
Total PPP and other governmental loans		198
Canada Emergency Business Account ("CEBA")
Debt Instrument [Line Items]
Total PPP and other governmental loans		55	39
Outstanding PPP and other governmental loans
Debt Instrument [Line Items]
Total PPP and other governmental loans		$ 2,000	$ 4,292